SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Sep. 30, 2025	Sep. 30, 2024
Year End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.077809	0.077693
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.078119	0.078084